CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 7,717,292	$ 146,160	$ 291,462
Prepaid expenses and other current assets	45,945	14,797	60,492
Deferred offering costs	117,732	0	0
Total current assets	7,880,969	160,957	351,954
Furniture and equipment, net	14,061	0	338
TOTAL ASSETS	7,895,030	160,957	352,292
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	423,500	218,612	73,632
Accounts payable - related party	0	56,087	0
Accrued Phase 3 expenses	55,784	55,784	111,871
Accrued payroll	11,915	0	69,532
Deferred revenue	0	100,000	80,000
Notes payable and accrued interest - related party	0	300,000	0
Convertible note payable and accrued interest	0	1,130,479	0
Total current liabilities	491,199	1,860,962	335,035
Convertible note payable and accrued interest	0	0	1,055,479
TOTAL LIABILITIES	491,199	1,860,962	1,390,514
Commitments and contingencies
STOCKHOLDERS' EQUITY (DEFICIT)
Series A Convertible preferred stock, $0.001 par value,10 shares authorized, none,10 shares and 0 issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010 respectively	0	0	0
Common stock, $0.001 par value, 395,000,000 shares authorized, 29,696,213,1,987,601 and 1,991,508 shares issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010 respectively	29,696	1,988	1,992
Additional paid-in capital	28,779,549	16,818,740	16,426,583
Deficit accumulated during the development stage	(21,405,414)	(18,520,733)	(17,466,797)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	7,403,831	(1,700,005)	(1,038,222)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 7,895,030	$ 160,957	$ 352,292